CASH AND CASH EQUIVALENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 36,332	$ 59,924		$ 62,355
Cash in bank balance	1,277	992	$ 1,312
Short-term deposits	$ 28,439	$ 4,011	$ 5,304